Share Capital - Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Number of warrants
Balance at beginning of period (in shares)	3,462,502	9,813,870
Issued (in shares)		336,877
Exercised (in shares)		(6,684,892)
Expired (in shares)		(3,353)
Balance at end of period (in shares)	3,462,502	3,462,502
Weighted average exercise price
Balance, at beginning of period (in CAD per share)	$ 2.16	$ 1.13
Issued (in CAD per share)		11.09
Exercised (in CAD per share)		1.12
Expired (in CAD per share)		1.30
Balance at end of period (in CAD per share)	$ 2.16	$ 2.16
Weighted average remaining contractual life of the warrants outstanding	1 year 7 months 20 days
Exercise Price of $1.20
Number of warrants
Issued (in shares)	3,125,625
Weighted average exercise price
Warrants exercise price	$ 1.20
Exercise Price of $11.09
Number of warrants
Issued (in shares)	336,877
Weighted average exercise price
Warrants exercise price	$ 11.09